Basis of Presentation and General Information-Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Mar. 22, 2012 Follow on offering [Member]	Jun. 30, 2012 Costamare Inc [Member]	Jun. 30, 2012 Fleet information [Member]	Dec. 31, 2011 Fleet information [Member]	Jun. 30, 2012 Number of Subsidiaries [Member]
Entity Incorporation State Country Name		Republic of Marshall Islands
Entity Incorporation Date Of Incorporation		Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization		53
Date of reorganization completion		November 2008
Date of IPO completion		November 4, 2010
Stock Issued During Period Shares New Issues	7,500,000
Common Stock Par Or Stated Value Per Share	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1
Shares Issued	67,800,000
Percentage of outstanding common shares owned by the Family		70.40%
Number of vessels at period end			46	46
Carrying capacity of vessels at period end (TEU)			237,030	233,980
Number of wholly owned subsidiaries with vessels					46
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant					24
Number of wholly owned subsidiaries established for the newbuilds					10
Number of wholly owned subsidiaries established for future acquisitions					2
Total wholly owned subsidiaries as at period end					82